Supplemental Disclosure of Cash Flow Information - Supplemental Schedule Of Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Of Cash Flows, Additional Disclosures [Abstract]
Accounts receivable	$ (441)	$ (850)	$ 284
Inventory	(266)	(487)	98
Prepaids and other	(20)	39	(56)
Other long-term assets	0	0	(117)
Accounts payable	537	80	(147)
Accrued liabilities	896	525	(254)
Current income tax (liabilities) assets	(282)	1,918	(295)
Other long-term liabilities	(196)	(154)	(62)
Net changes in non-cash working capital	228	1,071	(549)
Operating activities	79	964	(166)
Investing activities	$ 149	$ 107	$ (383)